UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Dryden Index Series Fund

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 9/30/2007

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS

Aerospace/Defense 2.6%
95,884	Boeing Co.	$9,220,206
48,312	General Dynamics Corp.	3,778,965
13,799	Goodrich Corp.	821,868
96,415	Honeywell International, Inc.(b)	5,426,236
15,100	L-3 Communications Holdings, Inc.	1,470,589
44,956	Lockheed Martin Corp.	4,231,708
47,848	Northrop Grumman Corp.	3,725,924
16,000	Precision Castparts Corp.	1,941,760
54,744	Raytheon Co.	2,950,154
19,663	Rockwell Collins, Inc.	1,388,994
122,540	United Technologies Corp.	8,691,762

		43,648,166

Air Freight & Logistics 0.9%
17,700	C.H. Robinson Worldwide, Inc.	929,604
36,416	FedEx Corp.	4,041,084
128,900	United Parcel Service, Inc., Class B(b)	9,409,700

		14,380,388

Airlines 0.1%
98,874	Southwest Airlines Co.	1,474,211

Auto Components 0.2%
24,971	Goodyear Tire & Rubber Co.(a)(b)	867,992
23,152	Johnson Controls, Inc.	2,680,307

		3,548,299

Automobiles 0.4%
210,563	Ford Motor Co.(b)	1,983,503
67,378	General Motors Corp.(b)	2,546,889
33,900	Harley-Davidson, Inc.	2,020,779

		6,551,171

Beverages 2.0%
90,754	Anheuser-Busch Cos., Inc.	4,733,729
8,776	Brown-Forman Corp., Class B	641,350
242,732	Coca-Cola Co. (The)	12,697,311
29,800	Coca-Cola Enterprises, Inc.	715,200
21,500	Constellation Brands, Inc., Class A(a)(b)	522,020
5,847	Molson Coors Brewing Co., Class B	540,614
17,000	Pepsi Bottling Group, Inc.	572,560
198,405	PepsiCo, Inc.	12,866,564

		33,289,348

Biotechnology 1.1%
140,604	Amgen, Inc.(a)	7,773,995
40,520	Biogen Idec, Inc.(a)	2,167,820
46,400	Celgene Corp.(a)(b)	2,660,112
29,400	Genzyme Corp.(a)	1,893,360
105,000	Gilead Sciences, Inc.(a)	4,070,850

		18,566,137

Building Products 0.2%
21,700	American Standard Cos., Inc.	1,279,866
48,726	Masco Corp.	1,387,229

		2,667,095

Capital Markets 3.6%
28,771	Ameriprise Financial, Inc.	1,828,972
87,336	Bank of New York Co., Inc.	3,619,204
15,698	Bear Stearns & Co., Inc.(b)	2,197,720
122,611	Charles Schwab Corp.	2,515,978
51,300	E*TRADE Financial Corp.(a)	1,133,217
9,400	Federated Investors, Inc., Class B	360,302
19,314	Franklin Resources, Inc.	2,558,526
51,300	Goldman Sachs Group, Inc.	11,119,274
25,900	Janus Capital Group, Inc.(b)	721,056
16,400	Legg Mason, Inc.	1,613,432
64,348	Lehman Brothers Holdings, Inc.(b)	4,795,213
51,746	Mellon Financial Corp.(b)	2,276,824
111,034	Merrill Lynch & Co., Inc.	9,280,222
132,236	Morgan Stanley	11,091,956
18,862	Northern Trust Corp.	1,211,695
39,662	State Street Corp.	2,712,881
28,700	T. Rowe Price Group, Inc.	1,489,243

		60,525,715

Chemicals 1.6%
25,232	Air Products & Chemicals, Inc.	2,027,896
6,445	Ashland, Inc.	412,158
117,736	Dow Chemical Co.	5,206,286
112,744	E.I. du Pont de Nemours & Co.	5,731,905
9,893	Eastman Chemical Co.	636,417
21,582	Ecolab, Inc.(b)	921,551
12,031	Hercules, Inc.(a)	236,409
9,275	International Flavors & Fragrances, Inc.	483,599
65,084	Monsanto Co.	4,395,773
20,174	PPG Industries, Inc.	1,535,443
38,858	Praxair, Inc.	2,797,387
18,070	Rohm and Haas Co.	988,068
17,232	Sigma-Aldrich Corp.	735,289

		26,108,181

Commercial Banks 3.6%
65,158	BB&T Corp.	2,650,627
19,261	Comerica, Inc.	1,145,452

14,100	Commerce Bancorp, Inc.	521,559
11,800	Compass Bancshares, Inc.	813,964
63,973	Fifth Third Bancorp	2,544,206
13,800	First Horizon National Corp.(b)	538,200
33,429	Huntington Bancshares, Inc.	760,175
50,435	KeyCorp.	1,731,434
9,300	M&T Bank Corp.	994,170
30,400	Marshall & Ilsley Corp.	1,447,952
72,098	National City Corp.(b)	2,402,305
39,036	PNC Financial Services Group, Inc.	2,794,197
89,774	Regions Financial Corp.	2,971,519
43,283	SunTrust Banks, Inc.	3,711,084
29,166	Synovus Financial Corp.	895,396
216,995	US Bancorp	7,149,985
233,859	Wachovia Corp.	11,985,274
408,080	Wells Fargo & Co.	14,352,175
13,200	Zions Bancorporation	1,015,212

		60,424,886

Commercial Services & Supplies 0.5%
35,500	Allied Waste Industries, Inc.(a)(b)	477,830
11,968	Avery Dennison Corp.	795,633
15,200	Cintas Corp.	599,336
28,840	Donnelley (R.R.) & Sons Co.	1,254,828
13,530	Equifax, Inc.(b)	601,003
13,000	Monster Worldwide, Inc.(a)	534,300
29,625	Pitney Bowes, Inc.	1,387,043
19,700	Robert Half International, Inc.	719,050
63,513	Waste Management, Inc.	2,480,182

		8,849,205

Communications Equipment 2.5%
13,057	ADC Telecommunications, Inc.(a)(b)	239,335
56,455	Avaya, Inc.(a)	950,702
12,557	Ciena Corp.(a)(b)	453,684
731,844	Cisco Systems, Inc.(a)	20,381,856
178,097	Corning, Inc.(a)	4,550,378
11,287	JDS Uniphase Corp.(a)(b)	151,584
56,400	Juniper Networks, Inc.(a)(b)	1,419,588
270,113	Motorola, Inc.	4,781,000
203,700	QUALCOMM, Inc.	8,838,544
59,694	Tellabs, Inc.(a)	642,307

		42,408,978

Computers & Peripherals 3.9%
104,524	Apple, Inc.(a)	12,756,109
273,740	Dell, Inc.(a)	7,815,277
280,804	EMC Corp.(a)	5,082,552
329,702	Hewlett-Packard Co.	14,711,303
169,234	International Business Machines Corp.(b)	17,811,879
13,052	Lexmark International, Inc.(a)(b)	643,594
21,700	NCR Corp.(a)	1,140,118
46,200	Network Appliance, Inc.(a)	1,349,040
15,500	QLogic Corp.(a)(b)	258,075

20,500	SanDisk Corp.(a)(b)	1,003,270
419,296	Sun Microsystems, Inc.(a)	2,205,497

		64,776,714

Construction & Engineering 0.1%
11,437	Fluor Corp.	1,273,739

Construction Materials 0.1%
12,400	Vulcan Materials Co.	1,420,296

Consumer Finance 0.9%
144,359	American Express Co.	8,831,884
50,066	Capital One Financial Corp.	3,927,177
44,592	SLM Corp.(b)	2,567,607

		15,326,668

Containers & Packaging 0.2%
10,532	Ball Corp.(b)	559,986
15,410	Bemis Co.	511,304
17,158	Pactiv Corp.(a)	547,169
18,436	Sealed Air Corp.	571,885
13,190	Temple-Inland, Inc.	811,580

		3,001,924

Distributors 0.1%
20,699	Genuine Parts Co.	1,026,670

Diversified Consumer Services 0.1%
17,200	Apollo Group, Inc., Class A (a)	1,004,996
32,420	H&R Block, Inc.	757,655

		1,762,651

Diversified Financial Services 5.0%
545,871	Bank of America Corp.	26,687,633
4,300	Chicago Mercantile Exchange Holdings, Inc.(b)	2,297,748
25,600	CIT Group, Inc.	1,403,648
592,555	Citigroup, Inc.	30,392,147
424,066	JPMorgan Chase & Co.	20,545,998
28,576	Moody’s Corp.	1,777,427

		83,104,601

Diversified Telecommunication Services 2.2%
755,131	AT&T, Inc.	31,337,936
14,150	CenturyTel, Inc.	694,058
45,200	Citizens Communications Co.	690,204
17,388	Embarq Corp.	1,101,878
188,436	Qwest Communications International, Inc.(a)(b)	1,827,828
56,177	Windstream Corp.	829,173

		36,481,077

Electric Utilities 1.7%
16,900	Allegheny Energy, Inc.(a)	874,406
47,291	American Electric Power Co., Inc.	2,129,987
148,969	Duke Energy Corp.	2,726,133
39,862	Edison International	2,237,055
25,015	Entergy Corp.	2,685,360
81,056	Exelon Corp.	5,884,667
39,006	FirstEnergy Corp.	2,524,858
50,272	FPL Group, Inc.	2,852,433
14,200	Pinnacle West Capital Corp.	565,870
47,652	PPL Corp.(b)	2,229,637
30,558	Progress Energy, Inc.(b)	1,393,139
88,715	Southern Co.(b)	3,042,037

		29,145,582

Electrical Equipment 0.4%
21,440	Cooper Industries, Ltd., Class A	1,224,010
99,050	Emerson Electric Co.	4,635,539
22,663	Rockwell Automation, Inc.	1,573,719

		7,433,268

Electronic Equipment & Instruments 0.2%
55,998	Agilent Technologies, Inc.(a)	2,152,562
14,900	Jabil Circuit, Inc.	328,843
18,650	Molex, Inc.	559,687
115,300	Solectron Corp.(a)	424,304
8,624	Tektronix, Inc.	290,974

		3,756,370

Energy Equipment & Services 2.0%
38,579	Baker Hughes, Inc.(b)	3,245,651
25,200	BJ Services Co.	716,688
19,300	ENSCO International, Inc.(b)	1,177,493
116,722	Halliburton Co.	4,026,909
36,700	Nabors Industries Ltd.(a)	1,225,046
21,600	National-Oilwell Varco, Inc.(a)	2,251,584
16,200	Noble Corp.	1,579,824
5,210	Rowan Cos., Inc.	213,506
139,942	Schlumberger Ltd.(b)	11,886,673
19,300	Smith International, Inc.	1,131,752
37,963	Transocean, Inc.(a)	4,023,319
37,200	Weatherford International Ltd. (Bermuda)(a)	2,054,928

		33,533,373

Food & Staples Retailing 2.3%
52,908	Costco Wholesale Corp.	3,096,176
176,899	CVS/Caremark Corp.	6,447,969
87,134	Kroger Co.	2,451,079
58,000	Safeway, Inc.	1,973,740
25,178	SUPERVALU, Inc.	1,166,245
74,880	Sysco Corp.	2,470,291
120,778	Walgreen Co.	5,258,674
295,326	Wal-Mart Stores, Inc.	14,208,134
16,700	Whole Foods Market, Inc.	639,610

		37,711,918

Food Products 1.5%
80,559	Archer-Daniels-Midland Co.	2,665,698
25,747	Campbell Soup Co.(b)	999,241
69,543	ConAgra Foods, Inc.	1,867,925
17,000	Dean Foods Co.	541,790
40,872	General Mills, Inc.	2,387,742
39,714	Heinz (H.J.) & Co.	1,885,224
21,916	Hershey Foods Corp.	1,109,388
31,970	Kellogg Co.	1,655,726
194,966	Kraft Foods, Inc.	6,872,552
18,900	McCormick & Co., Inc.	721,602
92,186	Sara Lee Corp.	1,604,036
29,300	Tyson Foods, Inc., Class A	675,072
23,004	Wm. Wrigley Jr. Co.	1,272,351

		24,258,347

Gas Utilities 0.1%
5,123	Nicor, Inc.	219,879
21,800	Questar Corp.	1,152,130

		1,372,009

Healthcare Equipment & Supplies 1.6%
3,738	Bausch & Lomb, Inc.	259,567
80,474	Baxter International, Inc.	4,533,905
31,512	Becton Dickinson & Co.	2,347,644
22,523	Biomet, Inc.	1,029,752
127,872	Boston Scientific Corp.(a)	1,961,556
14,412	C.R. Bard, Inc.	1,190,864
18,307	Hospira, Inc.(a)	714,705
141,758	Medtronic, Inc.	7,351,570
38,464	St. Jude Medical, Inc.(a)	1,595,871
36,600	Stryker Corp.(b)	2,309,094
10,000	Varian Medical Systems, Inc.(a)	425,100
27,211	Zimmer Holdings, Inc.(a)	2,309,942

		26,029,570

Healthcare Providers & Services 2.2%
66,872	Aetna, Inc.	3,303,477
26,100	AmerisourceBergen Corp.	1,291,167
50,173	Cardinal Health, Inc.	3,544,221
37,191	CIGNA Corp.	1,942,114
20,050	Coventry Health Care, Inc.(a)	1,155,883
33,600	Express Scripts, Inc.(a)(b)	1,680,336
20,610	Humana, Inc.(a)	1,255,355
15,000	Laboratory Corp. of America Holdings(a)(b)	1,173,900
9,960	Manor Care, Inc.(b)	650,288
31,676	McKesson Corp.	1,889,157
35,434	Medco Health Solutions, Inc.(a)	2,763,498
9,800	Patterson Cos., Inc.(a)	365,246
20,300	Quest Diagnostics, Inc.(b)	1,048,495
23,472	Tenet Healthcare Corp.(a)(b)	152,803

169,848	UnitedHealth Group, Inc.	8,686,026
78,600	Wellpoint, Inc.(a)	6,274,637

		37,176,603

Healthcare Technology 0.0%
22,910	IMS Health, Inc.	736,098

Hotels, Restaurants & Leisure 1.5%
55,800	Carnival Corp.(b)	2,721,366
22,253	Darden Restaurants, Inc.	978,909
21,024	Harrah’s Entertainment, Inc.	1,792,506
39,221	Hilton Hotels Corp.	1,312,727
32,700	International Game Technology	1,298,190
39,704	Marriott International, Inc., Class A(b)	1,716,801
149,630	McDonald’s Corp.	7,595,220
92,600	Starbucks Corp.(a)	2,429,824
23,300	Starwood Hotels & Resorts Worldwide, Inc.	1,562,731
10,879	Wendy’s International, Inc.	399,803
21,251	Wyndham Worldwide Corp.(a)	770,561
72,264	Yum! Brands, Inc.	2,364,478

		24,943,116

Household Durables 0.5%
8,732	Black & Decker Corp.	771,123
13,894	Centex Corp.	557,149
26,000	D.R. Horton, Inc.(b)	518,180
17,208	Fortune Brands, Inc.	1,417,424
6,700	Harman International Industries, Inc.	782,560
7,082	KB Home	278,818
17,600	Leggett & Platt, Inc.	388,080
13,400	Lennar Corp., Class A	489,904
29,827	Newell Rubbermaid, Inc.	877,809
17,472	Pulte Homes, Inc.	392,246
5,842	Snap-On, Inc.	295,079
8,638	Stanley Works	524,327
10,285	Whirlpool Corp.	1,143,692

		8,436,391

Household Products 1.9%
19,632	Clorox Co.	1,219,147
61,130	Colgate-Palmolive Co.	3,964,281
55,916	Kimberly-Clark Corp.	3,740,221
380,623	Procter & Gamble Co.	23,290,321

		32,213,970

Independent Power Producers & Energy Traders 0.5%
82,200	AES Corp.(a)	1,798,536
23,129	Constellation Energy Group, Inc.	2,016,155
33,100	Dynegy Inc (a)	312,464
57,128	TXU Corp.	3,844,714

		7,971,869

Industrial Conglomerates 3.9%
90,198	3M Co.	7,828,284
1,243,472	General Electric Co.	47,600,109
15,167	Textron, Inc.	1,670,038
238,380	Tyco International Ltd.	8,054,860

		65,153,291

Insurance 4.6%
40,000	ACE Ltd.	2,500,800
55,000	AFLAC, Inc.	2,827,000
75,508	Allstate Corp.	4,644,497
12,600	Ambac Financial Group, Inc.	1,098,594
315,338	American International Group, Inc.	22,083,120
29,789	Aon Corp.(b)	1,269,309
7,200	Assurant, Inc.	424,224
49,668	Chubb Corp.	2,689,026
19,907	Cincinnati Financial Corp.	863,964
55,800	Genworth Financial, Inc., Class A	1,919,520
39,453	Hartford Financial Services Group, Inc.	3,886,515
34,051	Lincoln National Corp.	2,415,918
55,104	Loews Corp.	2,809,202
56,740	Marsh & McLennan Cos., Inc.	1,752,131
16,058	MBIA, Inc.(b)	999,129
94,100	MetLife, Inc.	6,067,568
29,900	Principal Financial Group, Inc.	1,742,871
88,516	Progressive Corp.	2,118,188
58,300	Prudential Financial, Inc.(d)	5,668,509
13,329	SAFECO Corp.(b)	829,864
12,415	Torchmark Corp.	831,805
85,811	Travelers Cos., Inc	4,590,889
42,026	UnumProvident Corp.	1,097,299
21,600	XL Capital Ltd.	1,820,664

		76,950,606

Internet & Catalog Retail 0.2%
33,500	Amazon.Com, Inc.(a)	2,291,735
20,700	IAC/InterActiveCorp.(a)	716,427

		3,008,162

Internet Software & Services 1.4%
141,800	eBay, Inc.(a)	4,563,124
26,300	Google, Inc., Class A(a)	13,764,894
28,800	VeriSign, Inc.(a)	913,824
144,600	Yahoo!, Inc.(a)	3,922,998

		23,164,840

IT Services 1.0%
13,300	Affiliated Computer Services, Inc., Class A(a)	754,376
66,978	Automatic Data Processing, Inc.	3,246,423
15,200	Cognizant Technology Solutions(a)	1,141,368
20,551	Computer Sciences Corp.(a)	1,215,592
20,600	Convergys Corp.(a)	499,344
62,200	Electronic Data Systems Corp.	1,724,806

13,900	Fidelity Information Services, Inc.(b)	754,492
81,652	First Data Corp.	2,667,571
24,500	Fiserv, Inc.(a)	1,391,600
42,025	Paychex, Inc.(b)	1,644,018
27,590	Unisys Corp.(a)	252,173
92,852	Western Union Co. (The)	1,934,107

		17,225,870

Leisure Equipment & Products 0.2%
11,899	Brunswick Corp.	388,264
26,365	Eastman Kodak Co.(b)	733,738
21,354	Hasbro, Inc.	670,729
43,713	Mattel, Inc.(b)	1,105,502
		2,898,233

Life Sciences, Tools & Services 0.3%
25,064	Applera Corp.-Applied Biosystems Group	765,455
3,561	Millipore Corp.(a)(b)	267,395
18,670	PerkinElmer, Inc.	486,540
45,002	Thermo Fisher Scientific, Inc.(a)	2,327,504
13,600	Waters Corp.(a)	807,296

		4,654,190

Machinery 1.7%
78,956	Caterpillar, Inc.	6,182,254
11,858	Cummins, Inc.	1,200,148
29,500	Danaher Corp.	2,227,250
27,240	Deere & Co.	3,288,958
24,462	Dover Corp.	1,251,231
19,254	Eaton Corp.	1,790,622
50,836	Illinois Tool Works, Inc.	2,754,803
36,690	Ingersoll-Rand Co.	2,011,346
24,072	ITT Corp.(b)	1,643,636
28,976	PACCAR, Inc.	2,522,071
10,704	Pall Corp.	492,277
16,092	Parker Hannifin Corp.	1,575,568
9,600	Terex Corp.(a)	780,480

		27,720,644

Media 3.3%
88,676	CBS Corp., Class B	2,954,684
54,738	Clear Channel Communications, Inc.	2,070,191
368,085	Comcast Corp., Class A(a)	10,350,549
86,100	DIRECTV Group, Inc. (The)(a)	1,989,771
8,304	Dow Jones & Co., Inc.	477,065
9,300	E.W. Scripps Co.	424,917
29,989	Gannett Co., Inc.	1,647,896
31,812	Interpublic Group of Cos., Inc.(a)(b)	362,657
42,600	McGraw-Hill Cos., Inc.	2,900,208
6,096	Meredith Corp.	375,514
16,490	New York Times Co., Class A(b)	418,846
268,800	News Corp., Class A	5,701,248
39,734	Omnicom Group, Inc.	2,102,723

467,524	Time Warner, Inc.	9,836,705
14,867	Tribune Co.	437,090
81,976	Viacom, Inc., Class B(a)	3,412,661
256,513	Walt Disney Co. (The)	8,757,354

		54,220,079

Metals & Mining 0.9%
102,844	Alcoa, Inc.	4,168,266
12,418	Allegheny Technologies, Inc.	1,302,400
46,146	Freeport-McMoran Copper & Gold, Inc., Class B	3,821,812
47,697	Newmont Mining Corp.(b)	1,863,045
36,512	Nucor Corp.	2,141,429
14,309	United States Steel Corp.	1,556,104

		14,853,056

Multiline Retail 1.1%
13,924	Big Lots, Inc.(a)	409,644
5,223	Dillard’s, Inc.	187,662
27,950	Dollar General Corp.	612,664
18,600	Family Dollar Stores, Inc.	638,352
31,884	J.C. Penney Co., Inc.	2,307,764
43,200	Kohl’s Corp.(a)	3,068,496
59,182	Macy’s Inc.	2,354,260
27,100	Nordstrom, Inc.	1,385,352
10,207	Sears Holdings Corp.(a)(b)	1,730,087
102,982	Target Corp.(b)	6,549,655

		19,243,936

Multi-Utilities 1.1%
25,769	Ameren Corp.	1,262,939
32,679	CenterPoint Energy, Inc.(b)	568,615
23,000	CMS Energy Corp.	395,600
31,651	Consolidated Edison, Inc.	1,428,093
42,752	Dominion Resources, Inc.	3,689,924
18,687	DTE Energy Co.	901,087
5,308	Integrys Energy Group, Inc.	269,275
20,800	KeySpan Corp.	873,184
37,800	NiSource, Inc.	782,838
42,152	PG&E Corp.	1,909,486
30,897	Public Service Enterprise Group, Inc.	2,712,138
32,398	Sempra Energy	1,918,934
21,200	TECO Energy, Inc.	364,216
50,183	Xcel Energy, Inc.	1,027,246

		18,103,575

Office Electronics 0.1%
125,698	Xerox Corp.(a)	2,322,899

Oil, Gas & Consumable Fuels 8.5%
57,636	Anadarko Petroleum Corp.	2,996,496
40,548	Apache Corp.(b)	3,308,311
49,100	Chesapeake Energy Corp.	1,698,860
263,592	Chevron Corp.	22,204,990

197,657	ConocoPhillips	15,516,075
17,000	Consol Energy, Inc.	783,870
55,200	Devon Energy Corp.	4,321,608
83,904	El Paso Corp.	1,445,666
30,000	EOG Resources, Inc.	2,191,800
686,414	Exxon Mobil Corp.	57,576,406
30,434	Hess Corp.	1,794,389
86,978	Marathon Oil Corp.	5,215,201
22,200	Murphy Oil Corp.	1,319,568
103,676	Occidental Petroleum Corp.	6,000,767
26,700	Peabody Energy Corp.(b)	1,291,746
74,484	Spectra Energy Corp	1,933,605
17,828	Sunoco, Inc.	1,420,535
66,800	Valero Energy Corp.	4,933,848
73,892	Williams Cos., Inc.(b)	2,336,465
43,833	XTO Energy, Inc.	2,634,363

		140,924,569

Paper & Forest Products 0.3%
57,984	International Paper Co.	2,264,275
20,135	MeadWestvaco Corp.	711,168
25,900	Weyerhaeuser Co.	2,044,287

		5,019,730

Personal Products 0.2%
55,244	Avon Products, Inc.	2,030,217
12,900	Estee Lauder Cos., Inc.(The)	587,079

		2,617,296

Pharmaceuticals 6.1%
187,874	Abbott Laboratories	10,060,653
37,964	Allergan, Inc.(b)	2,188,245
7,000	Barr Pharmaceuticals, Inc.(a)	351,610
236,914	Bristol-Myers Squibb Co.	7,477,006
37,900	Forest Laboratories, Inc.(a)	1,730,135
352,669	Johnson & Johnson	21,731,464
36,533	King Pharmaceuticals, Inc.(a)	747,465
122,997	Lilly (Eli) & Co.	6,873,072
263,844	Merck & Co., Inc.	13,139,431
23,900	Mylan Laboratories, Inc.	434,741
856,823	Pfizer, Inc.	21,908,965
169,524	Schering-Plough Corp.	5,160,311
12,500	Watson Pharmaceuticals, Inc.(a)	406,625
163,591	Wyeth	9,380,308

		101,590,031

Real Estate Investment Trust 1.0%
11,300	Apartment Investment & Management Co., Class A	569,746
21,000	Archstone-Smith Trust	1,241,310
9,500	AvalonBay Communities, Inc.(b)	1,129,360
12,400	Boston Properties, Inc.	1,266,412
14,500	Developers Diversified Realty Corp.	764,295
29,200	Equity Residential Properties Trust	1,332,396

60,800	Host Hotels & Resorts, Inc.	1,405,696
25,800	Kimco Realty Corp.(b)	982,206
15,600	Plum Creek Timber Co., Inc.	649,896
31,800	ProLogis	1,809,420
14,600	Public Storage, Inc.	1,121,572
28,200	Simon Property Group, Inc.	2,623,728
14,400	Vornado Realty Trust(b)	1,581,696

		16,477,733

Real Estate Management & Development 0.1%
23,100	C.B. Richard Ellis Group, Inc., Class A(a)	843,150

Road & Rail 0.8%
44,423	Burlington Northern Santa Fe Corp.	3,782,175
51,006	CSX Corp.	2,299,350
49,111	Norfolk Southern Corp.	2,581,765
6,121	Ryder System, Inc.(b)	329,310
32,729	Union Pacific Corp.	3,768,744

		12,761,344

Semiconductors & Semiconductor Equipment 2.6%
43,324	Advanced Micro Devices, Inc.(a)(b)	619,533
36,000	Altera Corp.	796,680
41,200	Analog Devices, Inc.	1,550,768
169,388	Applied Materials, Inc.(b)	3,365,740
49,900	Broadcom Corp., Class A(a)	1,459,575
694,488	Intel Corp.	16,501,035
27,920	KLA-Tencor Corp.(b)	1,534,204
34,700	Linear Technology Corp.(b)	1,255,446
63,944	LSI Logic Corp.(a)(b)	480,219
29,300	Maxim Integrated Products, Inc.	978,913
22,100	Memc Electronic Materials, Inc.(a)	1,350,752
64,716	Micron Technology, Inc.(a)(b)	810,891
31,852	National Semiconductor Corp.	900,456
18,400	Novellus Systems, Inc.(a)	522,008
47,000	NVIDIA Corp.(a)(b)	1,941,570
19,800	Teradyne, Inc.(a)	348,084
183,752	Texas Instruments, Inc.	6,914,588
46,500	Xilinx, Inc.	1,244,805

		42,575,267

Software 3.2%
71,440	Adobe Systems, Inc.(a)	2,868,316
25,120	Autodesk, Inc.(a)	1,182,650
23,900	BMC Software, Inc.(a)(b)	724,170
50,958	CA, Inc.	1,316,245
18,400	Citrix Systems, Inc.(a)(b)	619,528
42,100	Compuware Corp.(a)	499,306
35,000	Electronic Arts, Inc.(a)	1,656,200
45,900	Intuit, Inc.(a)	1,380,672
1,036,312	Microsoft Corp.	30,540,115
29,602	Novell, Inc.(a)	230,600
497,840	Oracle Corp.(a)	9,812,426
129,417	Symantec Corp.(a)	2,614,223

		53,444,451

Specialty Retail 1.8%
7,800	Abercrombie & Fitch Co.	569,244
20,523	AutoNation, Inc.(a)	460,536
6,200	AutoZone, Inc.(a)	847,044
26,800	Bed Bath & Beyond, Inc.(a)	964,532
49,300	Best Buy Co., Inc.	2,300,831
18,678	Circuit City Stores, Inc.	281,664
50,813	Gap, Inc.	970,528
245,684	Home Depot, Inc.	9,667,665
41,622	Limited Brands, Inc.	1,142,524
183,096	Lowe’s Cos., Inc.	5,619,216
32,600	Office Depot, Inc.(a)	987,780
9,049	OfficeMax, Inc.	355,626
9,854	Radioshack Corp.(b)	326,562
16,316	Sherwin-Williams Co.	1,084,525
88,425	Staples, Inc.	2,098,325
16,800	Tiffany & Co.	891,408
55,832	TJX Cos., Inc.	1,535,380

		30,103,390

Textiles, Apparel & Luxury Goods 0.4%
46,500	Coach, Inc.(a)	2,203,635
13,800	Jones Apparel Group, Inc.	389,850
16,492	Liz Claiborne, Inc.	615,152
41,676	NIKE, Inc., Class B	2,429,293
6,000	Polo Ralph Lauren Corp.	588,660
10,234	V.F. Corp.	937,230

		7,163,820

Thrifts & Mortgage Finance 1.3%
74,548	Countrywide Financial Corp.(b)	2,709,820
114,934	Fannie Mae	7,508,639
80,032	Freddie Mac(b)	4,857,942
42,400	Hudson City Bancorp, Inc.(b)	518,128
9,120	MGIC Investment Corp.	518,563
34,475	Sovereign Bancorp, Inc.	728,802
108,871	Washington Mutual, Inc.(b)	4,642,259

		21,484,153

Tobacco 1.2%
251,479	Altria Group, Inc.	17,638,737
24,200	Reynolds American, Inc.(b)	1,577,840
18,099	UST, Inc.	972,097

		20,188,674

Trading Companies & Distributors 0.1%
9,674	Grainger (W.W.), Inc.	900,166

Wireless Telecommunication Services 1.5%
41,934	Alltel Corp.	2,832,642

351,574	Sprint Nextel Corp.(b)	7,281,098
348,933	Verizon Communications, Inc.(b)	14,365,571

		24,479,311

	Total long-term investments (cost $817,104,831)	1,615,427,070

SHORT-TERM INVESTMENTS 12.5%
Affiliated Money Market Mutual Fund 12.4%
205,056,486	Dryden Core Investment Fund-Taxable Money Market Series; (cost $205,056,486; includes $163,963,647 of cash collateral received for securities on loan)(c)(d)(e)	205,056,486

Principal Amount (000)
U.S. Government Securities 0.1%
$2,100	United States Treasury Bill, 4.85%, 9/20/2007 (cost $2,078,549)	2,078,114

	Total short-term investments (cost $207,135,035)	207,134,600

	Total Investments 109.7% (cost $1,024,239,866)(f)	1,822,561,670
	Liabilities in excess of other assets(g) (9.7%)	(161,362,239)

	Net Assets 100.0%	$1,661,199,431

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $157,113,824; cash collateral of $163,963,647 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,041,849,780	$804,636,384	$23,924,494	$780,711,890

(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized (Depreciation)
	Long Position:
105	S&P 500 Index Futures	Sept. 07	$39,922,238	$39,779,250	$(142,988)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.